Commitments and contingencies (Details) - 3 months ended Mar. 31, 2018	EUR (€)	USD ($)
Disclosure Of Contingent Liabilities Line Items
FCPA related charge | €	€ 200,000,000
Number of U.S. FDA Pending Warning Letters	1
Acid Concentrate Products - Personal Injury
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount | $		$ 250,000,000
Litigation settlement insurance recovery | $		220,000,000
Net litigation settlement expense recorded | €	€ 60,000,000
Number of plaintiffs	50
Subpoena from the United States Attorney for the Northern District of Texas
Disclosure Of Contingent Liabilities Line Items
Litigation settlement by Davita Rx | €	€ 63,700,000
Hawaii Medicaid False Claims
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount | $		$ 8,000,000